May 1, 2008

Supplement

SUPPLEMENT DATED MAY 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Dated September 28, 2007

The second paragraph of the section of the Prospectus entitled ‘‘The Fund — Fund Management’’ is hereby deleted and replaced with the following:

The Fund is managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Scott Richard, a Managing Director of the Investment Adviser, and Jaidip Singh, an Executive Director of the Investment Adviser.

Mr. Richard has been associated with the Investment Adviser in an investment management capacity since February 1992 and began managing the Fund in May 2008. Mr. Singh has been associated with the Investment Adviser in an investment management capacity since April 1996 and began managing the Fund in May 2008.

Mr. Richard is the lead manager of the Fund. All team members are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LDTSPT

May 1, 2008

Supplement

SUPPLEMENT DATED MAY 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY LIMITED DURATION U.S. GOVERNMENT TRUST
Dated September 28, 2007

The first paragraph of the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Manager’’ is hereby deleted and replaced with the following:

As of February 29, 2008:

Scott Richard managed seven registered investment companies with a total of approximately $8.1 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $155,700 in assets; and one other account (which includes separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $396,600 in assets.

Jaidip Singh managed six registered investment companies with a total of approximately $4.0 billion in assets; no pooled investment vehicles other than registered investment companies; and 10 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $10 billion in assets. Of these other accounts, four accounts with a total of approximately $1.3 billion in assets had performance based fees.

The section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Manager’’ is hereby deleted and replaced with the following:

As of February 29, 2008, Scott Richard and Jaidip Singh did not own any securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.